Postretirement Benefits (Pension Assets By Component At Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	$ 258,067	$ 236,893
Percent of total pension assets	100.00%	100.00%
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	91,876	99,032
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	166,191	134,677
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	0	3,184
Equity Securities, Consumer, Non-Cyclical [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	14,866	14,932
Percent of total pension assets	6.00%	6.00%
Equity Securities, Consumer, Non-Cyclical [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	14,866	14,932
Equity Securities, Financial [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	24,255	29,692
Percent of total pension assets	9.00%	13.00%
Equity Securities, Financial [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	24,255	29,692
Equity Securities Industrial [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	11,491	11,303
Percent of total pension assets	5.00%	5.00%
Equity Securities Industrial [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	11,491	11,303
Equity Securities, Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	13,184	10,643
Percent of total pension assets	5.00%	4.00%
Equity Securities, Technology [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	13,184	10,643
Equity Securities, General Merchandise Stores [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	8,119
Percent of total pension assets	3.00%
Equity Securities, General Merchandise Stores [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	8,119
Equity Securities, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	7,544	1,339
Percent of total pension assets	3.00%	1.00%
Equity Securities, Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	7,544	1,339
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	79,459	67,909
Percent of total pension assets	31.00%	29.00%
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	79,459	67,909
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	159,759	135,767
Percent of total pension assets	62.00%	57.00%
Corporate Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	6,661	9,637
Corporate Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	153,098	122,946
Corporate Bonds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets		3,184
Other Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	348	772
Percent of total pension assets	0.00%	0.00%
Other Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	348	772
Guaranteed Annuity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	12,745	10,959
Percent of total pension assets	5.00%	5.00%
Guaranteed Annuity Contract [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	12,745	10,959
Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	3,767	19,484
Percent of total pension assets	1.00%	8.00%
Short-Term Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	3,767	19,484
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	1,989	2,002
Percent of total pension assets	1.00%	1.00%
Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans-Fair value of plan assets	$ 1,989	$ 2,002